Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes Of Employee Benefits Expense [line items]
Salary	kr 152,100,147	kr 128,252,290	kr 115,790,992
Termination beneﬁts	25,503,967
Annual variable remuneration provision earned for the year	90,908,181	52,507,185	37,992,529
Long-term variable compensation provision	84,813,164	91,962,483	82,348,162
Pension costs	52,104,709	50,455,851	48,799,296
Other beneﬁts	20,302,786	11,755,319	15,130,689
Social charges and taxes	82,824,511	80,103,179	73,882,014
Total	508,557,465	415,036,307	373,943,682
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	19,154,852	18,208,859	17,727,726
Long-term variable compensation provision	41,125,015	43,701,650	41,110,656
Pension costs	9,856,121	9,569,049	9,113,376
Other beneﬁts	135,743	555,688	770,276
Social charges and taxes	22,079,378	22,633,474	21,592,463
Total	92,351,109	94,668,720	90,314,497
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	132,945,295	110,043,431	98,063,266
Termination beneﬁts	25,503,967
Annual variable remuneration provision earned for the year	90,908,181	52,507,185	37,992,529
Long-term variable compensation provision	43,688,149	48,260,833	41,237,506
Pension costs	42,248,588	40,886,802	39,685,920
Other beneﬁts	20,167,043	11,199,631	14,360,413
Social charges and taxes	60,745,133	57,469,705	52,289,551
Total	kr 416,206,356	kr 320,367,587	kr 283,629,185